Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester Minnesota Municipal Fund))	0 Months Ended
	Jul. 29, 2011
Class A
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Interest and Fees from Borrowing	0.08%
Interest and Related Expenses from Inverse Floaters	0.06%
Other Expenses	0.21%
Total Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver and Expense Reimbursement	(0.21%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.94%
Class B
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Fees from Borrowing	0.08%
Interest and Related Expenses from Inverse Floaters	0.06%
Other Expenses	0.27%
Total Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.96%
Fee Waiver and Expense Reimbursement	(0.27%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.69%
Class C
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Fees from Borrowing	0.08%
Interest and Related Expenses from Inverse Floaters	0.06%
Other Expenses	0.22%
Total Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.91%
Fee Waiver and Expense Reimbursement	(0.22%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.69%
Class Y
Operating Expenses:
Management Fees	0.55%	[2]
Distribution and/or Service (12b-1) Fees	none	[2]
Interest and Fees from Borrowing	0.08%	[2]
Interest and Related Expenses from Inverse Floaters	0.06%	[2]
Other Expenses	0.20%	[2]
Total Other Expenses	0.34%	[2]
Total Annual Fund Operating Expenses	0.89%	[2]
Fee Waiver and Expense Reimbursement	none	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.89%	[2]

[1]	The Manager has voluntarily agreed to waive management fees and/or reimburse Fund expenses so that "Total Annual Fund Operating Expenses," excluding interest and fees from borrowing and interest and related expenses from inverse floaters, would not exceed 0.80% of average annual net assets for Class A shares, 1.55% of average annual net assets for Class B and Class C shares, and 0.80% of average annual net assets for Class Y shares. These waivers and/or expense reimbursements may be amended or withdrawn after one year from the date of this prospectus.
[2]	Class Y shares were first available July 29, 2011. The expenses for Class Y are estimated for the first full fiscal year that they are offered.